Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Gross Carrying Value of Intangible Assets and Accumulated Amortization

The gross carrying value of intangible assets and accumulated amortization was:

	December 31, 2012			December 31, 2011

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value

Customer relationships	$ 279	$ 51	$ 228	$ 245	$ 17	$ 228
Technology	89	16	73	88	6	82
Trade name	17	2	15	15	1	14
Other	5	2	3	2	-	2

Total intangible assets	$ 390	$ 71	$ 319	$ 350	$ 24	$ 326

Estimated Future Annual Amortization Expense for Intangible Assets	Estimated future annual amortization expense for intangible assets as of December 31, 2012, is as follows:

2013	$49
2014	$43
2015	$40
2016	$38
2017	$35
Thereafter	$114

Changes in Carrying Amount of Goodwill as Allocated to Reportable Segments

The changes in the carrying amount of goodwill, as allocated to the Company’s reportable segments for purposes of testing goodwill for impairment going forward, are presented in the following table:

	Investor Services	Advisor Services	Total

Balance at December 31, 2011	$1,083	$78	$1,161
Goodwill acquired and other changes during the period	45	22	67

Balance at December 31, 2012	$1,128	$100	$1,228